Subsequent events	12 Months Ended
Dec. 31, 2023
Subsequent events
Subsequent events

24. Subsequent events

In January 2024, the Group granted 5,485,508 options to its employee, which are subject to service conditions only.

In January 2024, the Company issued 455,000 ADSs at a public offering price of $15.50 per ADS in connection with the underwriters’ partially exercise of their overallotment option to purchase additional ordinary shares in our initial public offering. Aggregate net proceeds from the transaction were $6,559.